Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

19.  Quarterly Financial Data (Unaudited)

        Selected quarterly financial data for the years ended December 31, 2011and 2010 as follows (in millions, except per share data):

	1Q	2Q	3Q	4Q	2011

INCOME STATEMENT DATA
Commissions, fees and other revenue	$2,748	$2,799	$2,708	$2,980	$11,235
Fiduciary investment income	11	12	15	14	52

Total revenue	$2,759	$2,811	$2,723	$2,994	$11,287

Operating income	$396	$434	$341	$435	$1,606

Income from continuing operations	$253	$265	$208	$280	$1,006
Loss from discontinued operations	2	2	—	—	4

Net income	255	267	208	280	1,010
Less: Net income attributable to noncontrolling interests	9	9	10	3	31

Net income attributable to Aon stockholders	$246	$258	$198	$277	$979

PER SHARE DATA
Basic:
Income from continuing operations	$0.72	$0.76	$0.59	$0.84	$2.91
Loss from discontinued operations	—	—	—	$0.01	$0.01

Net income	$0.72	$0.76	$0.59	$0.85	$2.92

Diluted:
Income from continuing operations	$0.71	$0.75	$0.59	$0.82	$2.86
Loss from discontinued operations	—	—	—	$0.01	0.01

Net income	$0.71	$0.75	$0.59	$0.83	$2.87

COMMON STOCK DATA
Dividends paid per share	$0.15	$0.15	$0.15	$0.15	$0.60
Price range:
High	$53.17	$54.58	$52.17	$51.11	$54.58
Low	$43.31	$48.66	$39.68	$39.90	$39.68
Shares outstanding	330.5	326.7	323.3	324.4	324.4
Average monthly trading volume	—	—	—	—	—

	1Q	2Q	3Q	4Q	2010

INCOME STATEMENT DATA
Commissions, fees and other revenue	$1,891	$1,883	$1,786	$2,897	$8,457
Fiduciary investment income	13	15	15	12	55

Total revenue	$1,904	$1,898	$1,801	$2,909	$8,512

Operating income	$273	$268	$263	$422	$1,226

Income from continuing operations	$186	$184	$147	$242	$759
Loss from discontinued operations	—	(26)	—	(1)	(27)

Net income	186	158	147	241	732
Less: Net income attributable to noncontrolling interests	8	5	3	10	26

Net income attributable to Aon stockholders	$178	$153	$144	$231	$706

PER SHARE DATA
Basic:
Income from continuing operations	$0.65	$0.64	$0.52	$0.68	$2.50
Loss from discontinued operations	—	(0.09)	—	—	(0.09)

Net income	$0.65	$0.55	$0.52	$0.68	$2.41

Diluted:
Income from continuing operations	$0.63	$0.63	$0.51	$0.67	$2.46
Loss from discontinued operations	—	(0.09)	—	—	(0.09)

Net income	$0.63	$0.54	$0.51	$0.67	$2.37

COMMON STOCK DATA
Dividends paid per share	$0.15	$0.15	$0.15	$0.15	$0.60
Price range:
High	$43.16	$44.34	$40.08	$46.24	$46.24
Low	$37.33	$37.06	$35.10	$38.72	$35.10
Shares outstanding	269.4	269.7	270.9	332.3	332.3
Average monthly trading volume	37.2	38.7	80.3	54.4	52.7